Provision for Reclamation Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Provision For Reclamation Liabilities [Abstract]
Schedule of provision for reclamation liabilities
($000s)	December 31, 2018	December 31, 2017
Beginning of the period	2,481	3,510
Revised Johnny Mountain Mine closure	7,439	-
Derecognition of Red Mountain	-	(1,039)
Disbursements	(2,021)	-
Accretion	170	10
End of the period	8,069	2,481

Provision for reclamation liabilities - current	955	-
Provision for reclamation liabilities - long-term	7,114	2,481
	8,069	2,481